UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments

Schedule of Investments January 31, 2015	(Unaudited)

LSV U.S. Managed Volatility Fund	Shares	Value (000)

Common Stock (99.0%)
Aerospace & Defense (4.6%)
Alliant Techsystems	900	$117
Boeing	1,100	160
L-3 Communications Holdings, Cl 3	1,100	136
Northrop Grumman	1,900	298
Raytheon	2,100	210

		921

Agricultural Operations (0.5%)
Archer-Daniels-Midland	2,200	103

Agricultural Products (1.4%)
Bunge	2,000	179
Fresh Del Monte Produce	2,800	94

		273

Aircraft (1.0%)
Lockheed Martin	1,000	189

Application Software (1.9%)
Amdocs	5,800	279
Synopsys*	2,500	108

		387

Automotive (0.6%)
Toyota Motor ADR	900	116

Automotive Retail (0.9%)
AutoZone*	300	179

Banks (6.2%)
Bank of Montreal	3,100	178
Canadian Imperial Bank of Commerce	2,500	173
CIT Group	2,800	123
National Bank of Canada	4,700	164
PNC Financial Services Group	1,500	127
Royal Bank of Canada	1,600	90
Toronto-Dominion Bank	4,600	183
Wells Fargo	3,600	187

		1,225

Biotechnology (0.7%)
Amgen	900	137

Cable & Satellite (1.1%)
DIRECTV*	2,500	213

Computers & Peripherals (0.5%)
Canon ADR	3,200	101

Computers & Services (2.6%)
Apple	2,400	281
Microsoft	2,800	113
Oracle	2,800	118

		512

Drug Retail (0.6%)
CVS Health	1,300	128

	Shares	Value (000)
Electrical Services (13.9%)
Ameren	2,800	$127
American Electric Power	3,400	213
Avista	2,800	104
Consolidated Edison	3,900	270
Edison International	2,500	170
Empire District Electric	4,700	143
Entergy	3,300	289
Exelon	6,800	245
FirstEnergy	6,300	254
Portland General Electric	3,700	147
Public Service Enterprise Group	6,600	282
SCANA	4,300	274
Westar Energy, Cl A	2,800	120
Xcel Energy	3,700	139

		2,777

Engineering (0.4%)
Magna International	800	77

Environmental & Facilities Services (1.1%)
Republic Services, Cl A	5,500	218

Food, Beverage & Tobacco (4.1%)
Altria Group	2,800	149
ConAgra Foods	8,400	297
Dr Pepper Snapple Group	1,000	77
Kellogg	2,300	151
Sanderson Farms	1,800	144

		818

General Merchandise Stores (2.0%)
Canadian Tire, Cl A	2,500	231
Target	2,200	162

		393

Health Care Equipment (1.5%)
Baxter International	4,300	302

Health Care Services (1.2%)
Quest Diagnostics	3,400	242

Homefurnishing Retail (0.4%)
Bed Bath & Beyond*	1,100	82

Insurance (11.9%)
Aetna	2,700	248
Allied World Assurance Holdings	5,700	221
Allstate	3,100	216
American Financial Group	2,400	139
Anthem	2,300	310
Axis Capital Holdings	3,800	194
Chubb	2,800	274
Travelers	3,500	360
UnitedHealth Group	2,500	266
WR Berkley	2,800	137

		2,365

IT Consulting & Other Services (1.5%)
International Business Machines	1,900	291

1

Schedule of Investments January 31, 2015	(Unaudited)

LSV U.S. Managed Volatility Fund	Shares	Value (000)
Machinery (1.3%)
Deere	3,100	$264

Media (1.1%)
Shaw Communications, Cl B	9,800	226

Metal & Glass Containers (0.6%)
Ball	1,900	120

Mortgage REIT’s (1.9%)
Annaly Capital Management	14,000	148
Capstead Mortgage	8,500	102
Starwood Property Trust	5,700	136

		386

Office REIT’s (0.7%)
Piedmont Office Realty Trust, Cl A	7,600	148

Paper Packaging (1.2%)
Bemis	2,800	124
Sonoco Products	2,800	124

		248

Petroleum & Fuel Products (4.1%)
California Resources*	440	2
Chevron	2,200	226
ConocoPhillips	2,700	170
Exxon Mobil	2,800	245
Occidental Petroleum	1,100	88
Royal Dutch Shell ADR, Cl A	1,400	86

		817

Pharmaceuticals (6.3%)
GlaxoSmithKline ADR	4,300	189
Johnson & Johnson	3,800	381
Pfizer	15,300	478
Teva Pharmaceutical Industries ADR	3,700	210

		1,258

Reinsurance (4.2%)
Everest Re Group	1,400	240
PartnerRe	2,100	240
RenaissanceRe Holdings	1,100	105
Validus Holdings	6,500	258

		843

Retail (6.7%)
Kohl’s	5,000	299
Kroger	3,700	255
Metro, Cl A	3,700	293
PetSmart	2,800	229
Wal-Mart Stores	3,000	255

		1,331

Semi-Conductors/Instruments (1.5%)
Intel	9,300	307

	Shares/ Face Amount (000)	Value (000)
Telephones & Telecommunications (5.9%)
AT&T	6,100	$201
Cisco Systems	9,500	250
Nippon Telegraph & Telephone ADR	7,400	218
QUALCOMM	3,100	194
Verizon Communications	6,600	302

		1,165

Wireless Telecommunication Services (2.9%)
China Mobile ADR	3,100	202
Rogers Communications, Cl B	3,600	128
SK Telecom ADR	8,300	239

		569

Total Common Stock
(Cost $19,641)		19,731

Repurchase Agreement (0.8%)
Morgan Stanley 0.030%, dated 01/30/15, to be repurchased on 02/02/15, repurchase price $149 (collateralized by a US Treasury Note, par value $152, 0.625%, 11/15/16; with a total market value of $152)	$149	149

Total Repurchase Agreement
(Cost $149)		149

Total Investments — 99.8%
(Cost $19,790)†		$19,880

Percentages are based on Net Assets of $19,925(000).

ADR	— American Depositary Receipt

Cl	— Class

REIT	— Real Estate Investment Trust

*	Non-income producing security.

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $19,790(000), and the unrealized appreciation and depreciation were $803(000) and ($713(000)) respectively.

The following is a list of the level of inputs used as of January 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$19,731	$—	$—	$19,731
Repurchase Agreement	—	149	—	149
Total Investments in Securities	$19,731	$149	$—	$19,880

For the period ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of January 31, 2015, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent prospectus or statement of additional information.

LSV-QH-007-0200

2

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: March 30, 2015